Earnings (loss) per share (Details) - Schedule of income and share data used in the basic and diluted earnings (loss) per ordinary share computations - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income And Share Data Used In The Basic And Diluted Earnings Loss Per Ordinary Share Computations Abstract
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation (in Dollars)		$ (43,888,242)	$ 4,430,941	$ (30,675,420)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	[1]	6,247,333	5,923,845	4,064,708
Basic earnings (loss) per share (in Dollars per share)	[2]	$ (7.03)	$ 0.75	$ (7.55)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Dollars)		$ (43,888,242)	$ 4,430,941	$ (30,675,420)
Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation	[1]	6,247,333	5,923,845	4,064,708
- incremental shares issuable related to warrants issued	[1]		5,013
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	[1]	6,247,333	5,928,858	4,064,708
Diluted earnings (loss) per share (in Dollars per share)	[2]	$ (7.03)	$ 0.75	$ (7.55)

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.